Statements of Cash Flows - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities:
Net loss	¥ (534,685)	¥ (661,966)	¥ (478,633)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,892	1,832	220
Noncash lease expenses	6,643	6,179	2,968
Loss on disposal of property and equipment			592
Impairment loss on investments		10,000	10,000
Change in allowance for credit losses	(7,044)
Accounts receivable	70,056	(2,441)	(81,983)
Related party receivable	9,304	(7,230)	(2,073)
Prepaid expenses and other current assets	63,495	(51,507)	(9,555)
Other Assets	1,950	(2,297)	(594)
Accounts payable and accrued expenses	(260,857)	220,609	189,607
Deferred revenue	365,520	175,942	219,185
Operating lease liabilities	(6,643)	(6,179)	(2,968)
Other liabilities	6,350		19,470
Net cash used in operating activities	(283,019)	(317,058)	(133,764)
Cash flows from investing activities:
Purchase of property and equipment	(7,587)	(3,339)	(437)
Purchase of intangible assets	(5,464)	(2,101)
Acquisition of investments		(10,000)	(10,134)
Proceeds from sales of investment		6,552
Net cash used in investing activities	(13,051)	(8,888)	(10,571)
Cash flows from financing activities:
Payment for deferred offering costs	(63,566)	(22,015)	(45,454)
Proceeds from stock issuance		338,600	335,500
Proceeds received for subscription receivable		29,834	17,327
Net cash provided by financing activities	(63,566)	346,419	307,373
Net increase in cash, cash equivalents and restricted cash	(359,636)	20,473	163,038
Cash, cash equivalents and restricted cash at beginning of period	491,118	470,645	307,607
Cash, cash equivalents and restricted cash at end of period	131,482	491,118	470,645
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	112,012	471,648	451,175
Restricted cash	19,470	19,470	19,470
Total cash, cash equivalents and restricted cash	¥ 131,482	¥ 491,118	¥ 470,645